Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Components of Net Deferred Tax Assets

Significant components of the Company’s deferred tax assets at March 31, 2012 and 2011 are as follows:

	Year Ended March 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$841,611	$659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362	-
Capitalized acquisition related costs	9,737	-
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset	$-	$-

Schedule of Income Tax Expense Benefit Reconciliation

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended March 31, 2012 and 2011:

	Year Ended March 31,
	2012	2011
Income tax benefit at statutory rate	$181,635	$62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options	-	(285,594)
Change in valuation allowance	(181,046)	223,516
	$-	$-